Regulatory Matters (Narrative) (Detail) shares in Millions, $ in Millions	1 Months Ended										3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2023 USD ($) shares	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) mi kV	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) MW	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2022	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) Project	Jun. 30, 2022 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2011	Dec. 31, 2008
Public Utilities General Disclosures [Line Items]
Regulatory liabilities											$ 437			$ 437			$ 748	[1]
Generation And Distribution Services
Public Utilities General Disclosures [Line Items]
Authorized return percentage	9.70%
Virginia Regulation
Public Utilities General Disclosures [Line Items]
Percentage of earned return	9.04%
Authorized return percentage	9.35%
North Carolina Regulation | Public Service Company Of North Carolina
Public Utilities General Disclosures [Line Items]
Application date				2023-03
North Carolina Regulation | Public Service Company Of North Carolina | Rider D
Public Utilities General Disclosures [Line Items]
Increase(Decrease) in gas cost					$ (56)
Approval date					2023-03
North Carolina Regulation | Public Service Company Of North Carolina | Rider DSM
Public Utilities General Disclosures [Line Items]
Increase (Decrease) in customer usage tracker				$ 23
Ohio Regulation | PIR Program
Public Utilities General Disclosures [Line Items]
Application date														2023-02
Percentage of pipeline system replaced																				25.00%
Increases of annual capital expenditures percentage			3.00%
Total gross plant investment estimated cost																	225
Proposed revenue requirement																	305
Cumulative gross plant investment estimated cost																	2,400
Ohio Regulation | CEP Program
Public Utilities General Disclosures [Line Items]
Application date														2023-03
Total gross plant investment estimated cost																	195
Proposed revenue requirement																	1,300
Cumulative gross plant investment estimated cost																	151
Percentage of debt rate on capital investments																			6.50%
Ohio Regulation | UEX Rider
Public Utilities General Disclosures [Line Items]
Actual revenue requirement														$ 23
Public utilities, under-recovered accumulated bad debt expense												$ 9
Ohio Regulation | UEX Rider | Forecast
Public Utilities General Disclosures [Line Items]
Recovery of bad debt expense																$ 14
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory liabilities											231			231			$ 506	[2]
Authorized but unissued shares of common stock | shares	3,250
Impairment of assets and other charges											38		$ 409	45	$ 413
Virginia Electric and Power Company | Annual Fuel Factor
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement		$ (13)
Virginia Electric and Power Company | Impairment of Assets and Other Charges | Annual Fuel Factor
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges													191
Virginia Electric and Power Company | Impairment of Assets and Other Charges | Rider RGGI
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges													180
Virginia Electric and Power Company | Utility Scale Solar
Public Utilities General Disclosures [Line Items]
Proposed cost of project							$ 1,200
Targeted capacity provided by legislation | MW							474
Virginia Electric and Power Company | Energy Storage
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | MW							16
Virginia Electric and Power Company | Electric Distribution Grid Transformation Projects
Public Utilities General Disclosures [Line Items]
Proposed cost of project											$ 1,100			1,100
Proposed operations and maintenance investment														$ 71
Number of electric distribution grid transformation projects | Project														14
Number of electric distribution grid transformation projects components | Project														6
Virginia Electric and Power Company | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Rate year beginning		2023-07
Authorized return percentage	9.70%		9.70%
Authorized return percentage credited to customers bills			100.00%
Capitalization ratio	52.10%		52.10%
Estimated under-recovered balances														$ 1,300
Virginia Electric and Power Company | Virginia Regulation | Base Rate Case
Public Utilities General Disclosures [Line Items]
Total revenue requirement	$ 350	$ 351	$ 350
Virginia Electric and Power Company | Virginia Regulation | Annual Fuel Factor
Public Utilities General Disclosures [Line Items]
Total revenue requirement		$ 2,300							$ 2,300
Rate year beginning		2023-07							2022-07
Increase (decrease) in revenue requirement		$ 631												$ (541)
Fuel cost requirement		3,300
Estimated under-recovered balances		$ 1,300						$ 1,000							$ 578
Impairment of assets and other charges after tax													142
Public utilities collection of requested under-recovered projected fuel expense period															3 years
Virginia Electric and Power Company | Virginia Regulation | Rider RGGI
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges after tax													$ 134
Virginia Electric and Power Company | Biennial Review
Public Utilities General Disclosures [Line Items]
Authorized return percentage	0.70%		9.35%
Credited to customers bills percentage			85.00%
Authorized return percentage credited to customers bills			1.50%
Virginia Electric and Power Company | Triennial Review
Public Utilities General Disclosures [Line Items]
Authorized return percentage			0.70%
Credited to customers bills percentage			85.00%
Dominion Energy South Carolina Inc | South Carolina Regulation | Electric Other
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement					$ 24
Dominion Energy South Carolina Inc | South Carolina Regulation | Rider DSM
Public Utilities General Disclosures [Line Items]
Approval request to recover costs and net lost revenues amount						$ 46
Dominion Energy South Carolina Inc | South Carolina Regulation | Cost Of Fuel
Public Utilities General Disclosures [Line Items]
Increase (decrease) in annual base fuel component recoveries			$ 176	$ 121
Dominion Energy South Carolina Inc | South Carolina Regulation | Electric Transmission Project
Public Utilities General Disclosures [Line Items]
Application date				2023-03
Type of Line | kV				230
Miles of Lines | mi				19
Cost Estimate				$ 55								$ 55
Dominion Energy South Carolina Inc | South Carolina Regulation | Natural Gas Base Rate Case
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement				$ 19
Percentage of proposed earned return				10.38%
Authorized return percentage										10.25%
Questar Gas Company | Utah Regulation
Public Utilities General Disclosures [Line Items]
Increase(Decrease) in gas cost				$ 92	$ 164
Approval date					2023-02

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.